CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 1,343	$ 1,982	$ 4,756	$ 5,115	$ 6,865	$ 7,180	$ 7,028
Other comprehensive income (loss):
Net unrealized holding gain (loss) on available-for-sale securities	(400)	1,416	2,153	(699)	91	7,498	(11,545)
Tax effect	137	(481)	(732)	238	(31)	(2,549)	3,925
Reclassification adjustment for investment securities gains included in net income		(211)	(303)	(257)	(323)	(248)	(11)
Tax effect		71	103	87	110	84	3
Period change	(263)	795	1,221	(631)	(153)	4,785	(7,628)
Comprehensive income	$ 1,080	$ 2,777	$ 5,977	$ 4,484	$ 6,712	$ 11,965	$ (600)